Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

On October 20, 2017, the Company entered into a new employment agreement with its founder and president for 7 years effective January 1, 2018 through December 31, 2024. The agreement provides for an annual salary of $375,000, fringe benefits ($2,500 monthly automobile allowance, any benefit plans of the Company and 4 weeks paid vacation), an incentive bonus of $200,000 based on the achievement of certain performance criteria and an acquisition bonus equal to two (2%) percent of the gross purchase price paid in connection therewith upon the closing of any acquisition directly or indirectly by the Company or its subsidiaries during the Employment Period of any company or business (including purchases of all or substantially all of the assets of any such entity) having then existing sales of not less than three million five hundred thousand dollars ($3,500,000). As of March 31, 2020, no bonuses have been paid.

Office Lease

The Company leases its Georgia office facilities on a month-to-month basis. Monthly lease payments are $9,046.

NOTE 14 — COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

On October 20, 2017, the Company entered into a new employment agreement with its founder and president for 7 years effective January 1, 2018 through December 31, 2024. The agreement provides for an annual salary of $375,000, fringe benefits ($2,500 monthly automobile allowance, any benefit plans of the Company and 4 weeks paid vacation), an incentive bonus of $200,000 based on the achievement of certain performance criteria and an acquisition bonus equal to two (2%) percent of the gross purchase price paid in connection therewith upon the closing of any acquisition directly or indirectly by the Company or its subsidiaries during the Employment Period of any company or business (including purchases of all or substantially all of the assets of any such entity) having then existing sales of not less than three million five hundred thousand dollars ($3,500,000). As of December 31, 2019, no bonuses have been earned, paid or accrued.

On December 11, 2019, the Company entered into a settlement agreement to resolve disputes in ongoing litigation it initiated, relating to a residual payments owed pertaining to a portfolio of merchants acquired by the Company when it acquired Payprotec Oregon, LLC (the “Portfolio”), whereby it received the sum of $734,250. The Company recorded $172,390 of the settlement to a gain in other income. This was the portion of the settlement pertaining to services provided prior to the acquisition of the portfolio on April 9, 2018. The remaining $561,860 has been recognized in revenue for the year ended December 31, 2019, of which $223,670 pertains to performance obligations satisfied in the prior year.

Office Lease

The Company leases its Georgia office facilities under an operating lease which initial term expired in November 2019. The Company has continued to lease the location on a month-to-month basis. Monthly lease payments are $9,046.